ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30,	December 31,
	2024	2023
Payroll and social security payable	$187,472	$82,494
Bonus payable	16,104	18,603
Other payables and accrued liabilities	37,174	872
Total Accounts Payable and Accrued Liabilities	$240,750	$101,969